Revenue - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Segments	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating segments | Segments	3
Foreign countries [member] | Minimum [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of limit of external group revenue	10.00%
Americas Materials and Europe Materials [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue yet to be recognised from fixed-price long term construction contracts | $	$ 2,604	$ 2,097	$ 2,116